Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases [Line Items]
Summary of Lease Amounts Recognized in Consolidated Statements of Financial Position	Amounts recognized in the Consolidated Statements of Financial Position

	2023	2022
Right-of-use assets
Offices	3,689	3,934
	3,689	3,934

	2023	2022
Lease liabilities
Current	626	686
Non-current	3,331	3,393
	3,957	4,079

Summary of Lease Amounts Recognized in Consolidated Statements of Comprehensive Income

The Consolidated Statements of Comprehensive Income shows the following amounts relating to leases:

	2023	2022
Amortization of right-of-use assets
Offices	627	518
	627	518
Interest charges for lease liabilities (included within Finance Costs line item)	578	177
Leases expense for short-term leases (included within General and administrative expense line item)	457	332